General information, statement of compliance with IFRS and going concern assumption - Schedule of ownership percentages (Parenthetical) (Details) - USD ($)		12 Months Ended
	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Consideration paid received	$ 301,654
G-SMATT Tech
Disclosure of subsidiaries [line items]
Percentage of ownership acquired		100.00%	100.00%
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe)
Disclosure of subsidiaries [line items]
Percentage of ownership acquired	100.00%	76.55%	76.55%
G-SMATT America [member]
Disclosure of subsidiaries [line items]
Percentage of ownership acquired		54.63%	54.63%
Number shares held			1,470,116
Stake holding ratio			12.00%
G-SMATT America [member] | Top of range
Disclosure of subsidiaries [line items]
Percentage of ownership acquired			54.63%
G-SMATT America [member] | Bottom of range
Disclosure of subsidiaries [line items]
Percentage of ownership acquired			42.63%